RELATED PARTY TRANSACTIONS - Borrowings from related parties and interest expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	$ 9,535	$ 225,171	$ 1,893,932
Repayments made for related parties' borrowings	9,818	225,171	2,272,145
Related party | Borrowings from Related Parties and Interest Expense
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	9,535	225,171	2,013,818
Repayments made for related parties' borrowings	$ 9,818	$ 225,171	$ 2,272,145